Stock Awards and Stock Warrants - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock vesting period		5 years		5 years
Compensation expense		$ 594	$ 290	$ 643	$ 572	$ 597
Estimated future compensation expense		4,339		1,729
Remaining weighted average period for future compensation expense		2 years 10 months 10 days		2 years 2 months 9 days
Fair value of common stock awards vested		511	751	609	39	2,333
Issuance of warrant (shares)					150,544
Purchase price of common stock, per share (usd per share)					$ 17.19
Warrant fair value					475
Writeoff of debt origination costs related to warrants	$ 223	$ 223	$ 0
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (shares)	800,000
Common stock vesting period		5 years